Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 63,730	$ 47,292
Tax credits	19,509	13,394
Notes receivable	4,505	4,346
Rent deposits	4,033	3,384
Prepaid property and equipment	1,011	4,196
Others	11,437	9,050
Miscellaneous	$ 104,225	$ 81,662